FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying condensed balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At September 30, 2022, assets held in the Trust Account were comprised of $347 in cash and $251,018,494 in U.S. Treasury securities. During the nine months ended September 30, 2022, the Company withdrew $378,000 of interest income from the Trust Account to pay for taxes.

At December 31, 2021, assets held in the Trust Account were comprised $250,007,295 in money market funds. During the year ended December 31, 2021, the Company withdrew $60,000 of interest income from the Trust Account to pay for taxes.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding loss and fair value of held-to-maturity securities at September 30, 2022 and December 31, 2021, are as follows:

		September 30,	December 31,
	Level	2022	2021
Assets:
Cash and investments held in Trust Account – Treasury Trust Money Market Fund	1	$251,018,841	$250,007,295
Liabilities:
Warrant Liabilities - Public Warrants	1	$500,000	$4,333,333
Warrant Liabilities - Private Placement Warrants	3	$296,000	$2,565,333

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants in the condensed statements of operations.

The Private Placement Warrants were initially and subsequently valued using a Monte Carlo Simulation Model, which is considered to be a Level 3 fair value measurement. The Monte Carlo Simulation model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. The expected volatility as of the Initial Public Offering date was derived from observable Public Warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing. A Monte Carlo simulation methodology was used in estimating the fair value of the Public Warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price will be used as the fair value as of each relevant date.

The key inputs into the Monte Carlo Simulation for the Private Placement Warrants as of September 30, 2022 and December 31, 2021, were as follows:

	September 30,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Stock price	$9.93	$9.88
Volatility	5.50%	9.60%
Term	5.25	5.16
Risk-free rate	3.97%	1.27%
Dividend yield	0.00%	0.00%

The following tables present the changes in the level 3 fair value of warrant liabilities during the three and nine months ended September 30, 2022 and 2021:

Private Placement
Fair value as of December 31, 2021	$2,565,333
Change in fair value	(1,282,666)
Fair value as of March 31, 2022	1,282,667
Change in fair value	(888,000)
Fair value as of June 30, 2022	394,667
Change in fair value	(98,667)
Fair value as of September 30, 2022	$296,000

Private Placement
Fair value as of December 31, 2020	$5,476,000
Change in fair value	98,666
Fair value as of March 31, 2021	5,574,666
Change in fair value	(493,333)
Fair value as of June 30, 2021	5,081,333
Change in fair value	(986,667)
Fair value as of September 30, 2021	$4,094,666

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the three and nine months ended September 30, 2022 and 2021.

NOTE 10 — FAIR VALUE MEASUREMENTS

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2021, assets held in the Trust Account were comprised $250,007,295 in money market funds. At December 31, 2020, assets held in the Trust Account were comprised of $923 in cash and $250,002,375 in U.S. Treasury securities. During year ended December 31, 2021, the Company withdrew $60,000 of interest income from the Trust Account to pay for taxes.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding loss and fair value of held-to-maturity securities at December 31, 2021 and 2020, are as follows:

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain (Loss)	Fair Value
December 31, 2020	U.S. Treasury Securities (Matured on 3/11/2021)	1	$250,002,375	$(12,605)	$249,989,770

		December 31,	December 31,
	Level	2020	2021
Assets:
Marketable Securities held in Trust Account – Treasury Trust Money Market Fund	1	$—	$250,007,295

Liabilities:
Warrant Liabilities - Public Warrants	1	$—	$4,333,333
Warrant Liabilities - Public Warrants	3	$9,166,666	$—
Warrant Liabilities - Private Placement Warrants	3	$5,476,000	$2,565,333

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants in the statements of operations.

The Private Placement Warrants were initially and subsequently valued using a Monte Carlo Simulation Model, which is considered to be a Level 3 fair value measurement. The Monte Carlo Simulation model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing. A Monte Carlo simulation methodology was used in estimating the fair value of the Public Warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price will be used as the fair value as of each relevant date.

The key inputs into the Monte Carlo Simulation for the Private Placement Warrants as of December 31, 2021 and 2020, were as follows:

	December 31,	December 31,
	2021	2020
Exercise price	$11.50	$11.50
Stock price	$9.88	$10.13
Volatility	9.6%	16.7%
Term	5.16	5.96
Risk-free rate	1.27%	0.50%
Dividend yield	0.0%	0.0%

The following table presents the changes in the level 3 fair value of warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2020	$5,476,000	$9,166,666	$14,642,666
Change in fair value	(2,910,667)	(4,833,333)	(7,744,000)
Transfer to level 1	—	(4,333,333)	(4,333,333)
Fair value as of December 31, 2021	$2,565,333	$—	$2,565,333

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2021 was $4,333,333, when the Public Warrants were separately listed and traded.